Leases - Schedule of Right-of-use asset (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	$ 1,474	$ 1,933
Additions	0	246
Depreciation	(790)	(705)
Balance, end of period	$ 684	$ 1,474